Leases - Supplemental information about leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Short-term leases and low value leases expense:
Short-term leases expense	$ 363	$ 336
Low value leases expense	2,198	1,436
Cash outflows:
Principal portion of the lease obligations	41,885	37,855
Interest portion of the lease obligations	7,257	7,019
Short-term leases and low value leases	2,035	2,999
Total cash outflows	$ 51,177	$ 47,873